Right of Use Assets and Lease Liabilities (Narrative) (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) Employees	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Right of use assets carrying value	$ 4,845,738	$ 116,678
Discounted rate of interest	8.00%
Interest expense incurred	$ 229,743	18,321	$ 39,432
Depreciation expense	571,793	233,500	265,013
Rental payments	394,580	284,363	311,899
Payments for short-term leases	236,480	$ 132,500	$ 65,708
Remaining payments on short term leases	21,495
South Charleston Development Authority [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Forgiveness on lease liability	$ 1,300,000
Number of employees set thereafter for eligible forgiveness | Employees	200
Additional forgiveness on lease liability	$ 500,000
Number of employees thereafter eligible for additional forgiveness | Employees	100
Total amount of forgiveness on lease liability	$ 6,700,000